Restructuring, Impairment, and Other Charges (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended									3 Months Ended	12 Months Ended																							12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) amount	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Merano Polysilicon Plant [Member] USD ($)	Dec. 31, 2014 Merano Polysilicon Plant [Member] EUR (€)	Dec. 31, 2013 Merano Polysilicon Plant [Member] USD ($)	Dec. 31, 2014 Subsidiaries [Member] USD ($)	Dec. 31, 2013 Subsidiaries [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] USD ($)	Dec. 31, 2014 2011 US Plan [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] USD ($)	Dec. 31, 2014 2011 US Plan [Member] Merano Polysilicon Plant [Member] USD ($)	Dec. 31, 2014 2014 Plan [Member] USD ($) amount	Dec. 31, 2014 2014 Plan [Member] St. Peters [Member] USD ($)	Dec. 31, 2014 Q4 Workforce Restructuring Plan [Member] USD ($) amount	Dec. 31, 2014 2009 US Plan [Member] USD ($)	Dec. 31, 2013 2009 US Plan [Member] USD ($)	Dec. 31, 2012 2009 US Plan [Member] USD ($)	Dec. 31, 2012 Evonik [Member] EUR (€)	Dec. 31, 2014 Severance and employee Benefits 2011 US Plan [Member] USD ($)	Dec. 31, 2013 Severance and employee Benefits 2011 US Plan [Member] USD ($)	Dec. 31, 2012 Severance and employee Benefits 2011 US Plan [Member] USD ($)	Dec. 31, 2014 Contract termination 2011 US Plan [Member] USD ($)	Dec. 31, 2013 Contract termination 2011 US Plan [Member] USD ($)	Dec. 31, 2012 Contract termination 2011 US Plan [Member] USD ($)	Dec. 31, 2014 Other 2011 US Plan [Member] USD ($)	Dec. 31, 2013 Other 2011 US Plan [Member] USD ($)	Dec. 31, 2012 Other 2011 US Plan [Member] USD ($)	Dec. 31, 2012 Merano Shuttering [Member] USD ($)	Dec. 31, 2012 Merano Shuttering [Member] EUR (€)	Dec. 31, 2012 Forfeited [Member] Evonik [Member] USD ($)	Dec. 31, 2012 2012 Payment [Member] Evonik [Member] EUR (€)	Dec. 31, 2012 2013 Payment [Member] Evonik [Member] EUR (€)	Dec. 31, 2012 Long-term Debt [Member] Merano Shuttering [Member] EUR (€)	Dec. 31, 2014 Scenario, Actual [Member] USD ($)	Dec. 31, 2013 Scenario, Actual [Member] 2011 US Plan [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Tangible Asset Impairment Charges		$ 59.4	$ 33.6	$ 1.5		$ 57.3		$ 33.6			$ 57.3						$ 2.1
Sale price of property plant and equipment							10.0
Loans provided to buyer							7.5
Restructuring and Related Cost, Expected Number of Positions Eliminated			500													120		120
Restructuring Costs																		2.5
Cumulative Costs Incurred												166.4	181.0	194.0									22.3	36.6	48.1	106.5	106.5	106.5	37.6	37.9	39.4
Total Costs Expected to be Incurred												166.4	181.0	194.0									22.3	36.6	48.1	106.5	106.5	106.5	37.6	37.9	39.4
Restructuring Reserve [Roll Forward]
Restructuring Reserve		10.5										55.7	137.5	280.9									21.0	31.0	54.5	10.5	69.5	178.3	24.2	37.0	48.1
Year-to-date Restructuring Reversals		22.9	75.0	149.6					14.4	62.9		14.6	13.0	87.9	12.0	(3.9)			0.2	(0.9)	(1.8)		14.3	11.5	6.4	0	0	76.4	0.3	1.5	5.1		(17.9)				(40.0)	2.6	75.9
Cash Payments												26.5	64.9	57.3					0.3	3.0	14.6		3.3	0.7	17.4	10.5	59.4	33.2	12.7	4.8	6.7
Non-Cash Settlements												1.1	7.6										0.9						(2.0)	7.6
Currency												(3.5)	3.7	1.8									(1.8)	2.2	0.3	0	0.4	0.8	(1.7)	1.1	0.7
Restructuring Reserve			10.5									12.2	55.7	137.5									0.7	21.0	31.0	0	10.5	69.5	11.5	24.2	37.0
Deposits																																		10.2
Litigation Settlement, Amount																						70.0													25.0	45.0
Restructuring Income					10.5																											75.7	57.9
Deposit Contracts, Description of Liability Contracts																																24	24
Gain on Receipt of Property Plant and Equipment		(4.7)	0	31.7		4.7
Assets sold to VIE							15.8
Liabilities sold to VIE							5.4
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount							10.0
Additional exposure to loss as result of VIE							7.5
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent			0.11
Income related to Degussa Settlement				65.8
Gain on Evomik Settlement				31.7
Settlement of supply agreement with affiliate	$ 32.3